EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				6 Months Ended
	Jun. 13, 2019 USD ($) $ / shares	Feb. 15, 2019 USD ($) $ / shares shares	Feb. 15, 2019 EUR (€) € / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [abstract]
Authorised share capital | $				$ 411		$ 411
Shares authorized (in shares)				1,151,576,921		1,151,576,921
Number of shares issued (in shares)				1,021,903,623		1,021,903,623
Dividends paid, ordinary shares (in USD per share) | $ / shares	$ 0.20
Dividends paid, ordinary shares | $	$ 204
Dividends recognised as distributions to owners | $	$ 203			$ 258	$ 154
Share buyback (in shares)		4,000,000	4,000,000
Share buyback		$ 90	€ 80	$ 90	$ 226
Treasury shares acquired, average price per share | (per share)		$ 22.42	€ 19.89
Treasury shares (in shares)				9,900,000		8,300,000